Exhibit 99.1

--------------------------------------------------------------------------------
NELNET STUDENT LOAN FUNDING, LLC
NELNET STUDENT LOAN TRUST 2006-1
QUARTERLY SERVICING REPORT
--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE

      I.   PRINCIPAL PARTIES TO THE TRANSACTION                             2

      II.  EXPLANATIONS, DEFINITIONS, ABBREVIATIONS                         2

     III.  DEAL PARAMETERS                                                  3
                    A.  Student Loan Portfolio Characteristics
                    B.  Notes
                    C.  Reserve Fund
                    D.  Other Fund Balances

      IV.  TRANSACTIONS FOR THE TIME PERIOD                                 4

      V.   CASH RECEIPTS FOR THE TIME PERIOD                                5

      VI.  PAYMENT HISTORY AND CPRS                                         5

     VII.  CASH PAYMENT DETAIL AND AVAILABLE FUNDS FOR THE TIME PERIOD      6

     VIII. WATERFALL FOR DISTRIBUTION                                       7

      IX.  CURRENCY EXCHANGE SWAPS                                          8

      X.   DISTRIBUTIONS                                                    9
                    A.  Distribution Amounts
                    B.  Principal Distribution Amount Reconciliation
                    C.  Additional Principal Paid
                    D.  Reserve Fund Reconciliation
                    E.  Note Balances

      XI.  PORTFOLIO CHARACTERISTICS                                       10

     XII.  PORTFOLIO CHARACTERISTICS BY SCHOOL AND PROGRAM                 10

     XIII. SERVICER TOTALS                                                 10

     XIV.  COLLATERAL TABLES                                               11
           Distribution of the Student Loans by Geographic Location Distribution of the Student Loans by Guarantee Agency
           Distribution of the Student Loans by Number of Months
              Remaining Until Scheduled Maturity
           Distribution of the Student Loans by Borrower Payment Status Distribution of the Student Loans by Range of Principal Balance Distribution of the Student Loans by Number of Days Delinquent Distribution of the Student Loans by Interest Rate
           Distribution of the Student Loans by SAP Interest Rate Index Distribution of the Student Loans by Date of Disbursement

      XV.  TRIGGER INFORMATION                                             13

     XVI.  INTEREST RATES FOR NEXT DISTRIBUTION DATE                       13

     XVII. ITEMS TO NOTE                                                   13

--------------------------------------------------------------------------------
I.  PRINCIPAL PARTIES TO THE TRANSACTION
--------------------------------------------------------------------------------

       ISSUER           Nelnet Student Loan Trust 2006-1

       SPONSOR          Nelnet, Inc.

       DEPOSITOR        Nelnet Student Loan Funding, LLC

       MASTER SERVICER  National Education Loan Network, Inc. ("NELN")

                        ARRANGES FOR AND OVERSEES THE PERFORMANCE OF THE SUBSERVICER WITH RESPECT TO THE TRUST'S STUDENT LOANS. IF THE MASTER SERVICER BREACHES ANY COVENANT UNDER THE MASTER SERVICING AGREEMENT WITH RESPECT TO A TRUST'S STUDENT LOAN, GENERALLY IT HAS TO CURE THE BREACH, PURCHASE THAT STUDENT LOAN OR REIMBURSE THE TRUST FOR LOSSES RESULTING FROM THE BREACH. THE MASTER SERVICER IS PAID A MONTHLY SERVICING FEE AND IS ALSO ENTITLED TO RECEIVE A CARRY-OVER SERVICING FEE FOR THE PERFORMANCE OF THESE SERVICES.

       SUBSERVICER      Nelnet, Inc.

       ADMINISTRATOR    National Education Loan Network, Inc. ("NELN")

                        ON EACH MONTHLY SERVICING PAYMENT DATE AND ON EACH QUARTERLY DISTRIBUTION DATE, DIRECTS THE INDENTURE TRUSTEE TO MAKE THE REQUIRED DISTRIBUTIONS FROM THE FUNDS ESTABLISHED UNDER THE INDENTURE. IN ADDITION, PREPARES, BASED ON PERIODIC DATA RECEIVED FROM THE SUBSERVICER, AND PROVIDES QUARTERLY AND ANNUAL DISTRIBUTION STATEMENTS TO THE ELIGIBLE LENDER TRUSTEE AND THE INDENTURE TRUSTEE AND ANY RELATED FEDERAL INCOME TAX REPORTING. THE ADMINISTRATOR IS COMPENSATED QUARTERLY FOR THE PERFORMANCE OF THESE SERVICES.

       ELIGIBLE LENDER
       TRUSTEE          Zions First National Bank

       INDENTURE
       TRUSTEE          Zions First National Bank

                        ACTS FOR THE BENEFIT OF AND TO PROTECT THE INTERESTS OF THE NOTEHOLDERS AND ACTS AS PAYING AGENT FOR THE NOTES. ALSO ACTS ON BEHALF OF THE NOTEHOLDERS AND REPRESENTS THEIR INTERESTS IN THE EXERCISE OF THEIR RIGHTS UNDER THE INDENTURE. THE INDENTURE TRUSTEE IS COMPENSATED QUARTERLY FOR THESE SERVICES.

       DELAWARE
       TRUSTEE          Wells Fargo Delaware Trust Company

                        NELNET STUDENT LOAN TRUST 2006-1 IS A DELAWARE STATUTORY TRUST FORMED BY NELNET STUDENT LOAN FUNDING, LLC PURSUANT TO A TRUST AGREEMENT BY AND BETWEEN NELNET STUDENT LOAN FUNDING, LLC, AS DEPOSITOR AND INITIAL CERTIFICATE HOLDER, AND WELLS FARGO DELAWARE TRUST COMPANY, AS DELAWARE TRUSTEE. THE TRUST WAS CREATED FOR THE PURPOSE OF FACILITATING THE FINANCING OF STUDENT LOANS AND OTHER FINANCIAL ASSETS, AND TO ENGAGE IN ACTIVITY IN CONNECTION THEREWITH. THE DELAWARE TRUSTEE RECEIVES AN ANNUAL FEE AND WILL CONTINUE TO DO SO FOR THE LIFE OF THIS TRUST.

       REMARKETING
       AGENTS           Banc of America Securities LLC
                        Credit Suisse Securities (USA) LLC
                        Deutsche Bank Securities, Inc.
                        ON THE REMARKETING TERMS DETERMINATION DATE, WHICH IS AT LEAST 12 BUSINESS DAYS BEFORE EACH RESET DATE, THE REMARKETING AGENTS, IN CONSULTATION WITH THE ADMINISTRATOR, WILL DETERMINE THE PROPOSED TERMS OF THE REMARKETING. THEY WILL ALSO ATTEMPT, ON A REASONABLE EFFORTS BASIS, TO REMARKET THE TENDERED RESET RATE NOTES OF THE APPLICABLE CLASS AT A PRICE EQUAL TO 100% OF THE AGGREGATE PRINCIPAL AMOUNT SO TENDERED. THE REMARKETING AGENTS RECEIVE COMPENSATION FOR PERFORMANCE OF THESE SERVICES WHEN THEY OCCUR.

       CURRENCY SWAP
       PROVIDER         Deutsche Bank AG, acting through its New York Branch

       LONDON PAYING
       AGENT            HSBC Bank plc


--------------------------------------------------------------------------------
II.  EXPLANATIONS / DEFINITIONS / ABBREVIATIONS
--------------------------------------------------------------------------------

CASH FLOWS       During any given Collection Period, monies flow into the
                 collection fund, representing multiple items including but not limited to, borrower payments, government interest benefit and special allowance payments, investment income, and guarantor claim payments. Expenses are paid from these monies on both a monthly and quarterly basis (including but not limited to the fees mentioned under "Principal Parties", above, along with principal and interest payments). Any resultant amount
                 (generally occurring after parity equals or exceeds 100% and the principal shortfall is satisfied), flows from the trust to the Depositor.

RECORD DATE      With respect to a quarterly distribution date, the close of business on the day preceding such quarterly distribution date.

CLAIM WRITE-OFFS Amounts not reimbursed by the government guarantees of the
                 Higher Education Act.

CPR Constant Prepayment Rate -- the annualized, compounded SMM (Single Month Mortality) rate. In any given month, the SMM measures the percentage of the beginning pool balance that was paid back earlier than scheduled.

PRINCIPAL
SHORTFALL       Generally, a principal shortfall is generated on the initial distribution date, due to a difference in the calculation of 'principal distribution amount' on the initial distribution date as compared to subsequent distribution dates. On the initial distribution date, the 'principal distribution amount' is calculated by subtracting the adjusted pool balance as of the end of the collection period from the outstanding amount of the notes (i.e., initial issuance). On subsequent distribution dates, the amount is calculated (generally) by subtracting the ending adjusted pool balance from the beginning adjusted pool balance for the applicable collection period. Therefore, the principal shortfall generally represents the variance between the note issuance amount and the funds used and/or set aside to purchase student loan principal and interest. The difference between these two amounts is attributable to the proceeds of the notes initially transferred to a reserve fund, a capitalized interest fund or set aside for payment of costs of issuance related to the closing of the trust.

PARITY RATIO    Represents the comparison between the trust's assets and
                liabilities. Generally, when the Parity Ratio equals or exceeds
                100% and the principal shortfall is satisfied, excess earnings are allowed to be released from the trust and flow to the Depositor.

TOTAL NOTE/NOTE
POOL FACTOR     Represents what portion of the original debt remains (aggregate basis/tranche basis).

III.  DEAL PARAMETERS
--------------------------------------------------------------------------------------------------------------------------------
A.  STUDENT LOAN PORTFOLIO CHARACTERISTICS                                         0/31/2006      ACTIVITY         04/30/2006
---------------------------------------------------------------------------------------------- -------------- ------------------
i.    Portfolio Principal Balance                                           $ 1,448,881,404.77 $511,934,174.18 $1,960,815,578.96
ii.   Interest to be Capitalized                                                  1,790,561.97                      5,176,024.81
iii.  Moneys on deposit in the Prefunding Account of the Acquisition Fund       516,792,846.00                        246,597.93
                                                                            ------------------                ------------------
iv.   POOL BALANCE                                                          $ 1,967,464,812.74                 $1,966,238,201.70
                                                                            ==================                ==================
v.    ADJUSTED POOL BALANCE (POOL BALANCE + SPECIFIED RESERVE FUND
      BALANCE + CAPITALIZED INTEREST BALANCE)                               $ 1,991,383,474.74                 $1,990,153,797.20
                                                                            ==================                ==================
vi.   Other Accrued Interest                                                $     3,616,091.70                 $    5,299,249.57
vii.  Weighted Average Coupon                                                           3.981%                            4.175%
viii. Weighted Average Remaining Months to Maturity                                     269.87                            270.63
ix.   Number of Loans                                                                   95,203                           127,675
x.    Number of Borrowers                                                               54,410                            73,416
xi.   Average Borrower Indebtedness                                                  26,628.95                         26,708.29
xii.  Portfolio Yield ((Trust Income - Trust Expenses) /
      (Student Loans + Cash))                                                              N/A                           0.7660%



------------------------------------------------------------------------------------------------------------------------------------
B.  NOTES                CUSIP        ISIN     SPREAD COUPON RATE      02/21/2006      % *      INTEREST DUE   05/23/2006       % *
------------------------------------------------------------------------------------------------------------------------------------
i.   Class A-1 Notes  64031Q CN 9 US64031QCN97 -0.02%   4.75233%     $ 127,000,000.00  6.35%  $ 1,525,629.41 $ 124,001,347.03  6.21%
ii.  Class A-2 Notes  64031Q CP 4 US64031QCP46  0.01%   4.78233%     $ 350,000,000.00 17.50%  $ 4,231,034.50 $ 350,000,000.00 17.53%
iii. Class A-3 Notes  64031Q CQ 2 US64031QCQ29  0.04%   4.81233%     $ 221,000,000.00 11.05%  $ 2,688,354.50 $ 221,000,000.00 11.07%
iv.  Class A-4  Notes 64031Q CR 0 US64031QCR02  0.09%   4.86233%     $ 353,000,000.00 17.65%  $ 4,338,684.17 $ 353,000,000.00 17.68%
v.   Class A-5  Notes 64031Q CS 8 US64031QCS84  0.11%   4.88233%     $ 389,000,000.00 19.45%  $ 4,800,824.05 $ 389,000,000.00 19.48%
vi.  Class A-6 Notes*    N/A      XS0244250378  0.11%   2.71520% (euro)420,521,000.00 25.00% (e)2,886,213.18(e)420,521,000.00 25.04%
vii. Class B Notes    64031Q CU 3 US64031QCU31  0.22%   4.99233%      $ 60,000,000.00  3.00%    $ 757,170.00  $ 60,000,000.00  3.00%
------------------------------------------------------------------------------------------------------------------------------------
viii. TOTAL NOTES                                                                    100.00%                                 100.00%
                                                                                    ========                                ========

LIBOR RATE FOR ACCRUAL PERIOD:      4.77233%        COLLECTION PERIOD:                              RECORD DATE        05/22/06
EURIBOR RATE FOR ACCRUAL PERIOD:    2.60520%        FIRST DATE IN COLLECTION PERIOD 02/01/06        DISTRIBUTION DATE  05/23/06
FIRST DATE IN ACCRUAL PERIOD        02/21/06        FIRST DATE FUNDS ARE ACTIVE     02/21/06
LAST DATE IN ACCRUAL PERIOD         05/22/06        LAST DATE IN COLLECTION PERIOD  04/30/06
DAYS IN ACCRUAL PERIOD                    91
------------------------------------------------------------------------------------------------------------------------------------
 * THE CLASS A-6 NOTES ARE EURO-DENOMINATED RESET RATE NOTES. THE % OF TRANCHE :
   TOTAL LISTED FOR THE EURO SERIES IS BASED ON THE CONVERSION TO USD USING AN
   EXCHANGE RATE OF $1.18900126271 = (EURO)1.00.

------------------------------------------------------------------------------------------------------------------
C.  RESERVE FUND                                                         02/21/2006                  04/30/2006
------------------------------------------------------------------------------------------------------------------
i.    Required Reserve Fund Balance                                             0.25%                       0.25%
ii.   Specified Reserve Fund Balance                                  $  4,918,662.00             $  4,915,595.50
iii.  Reserve Fund Floor Balance                                      $  2,951,197.22             $  2,951,197.22
iv.   Reserve Fund Balance after Distribution Date                    $  4,918,662.00             $  4,915,595.50
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
D.  OTHER FUND BALANCES                                                  02/21/2006                  04/30/2006
------------------------------------------------------------------------------------------------------------------
i.   Collection Fund*                                                 $             -             $ 30,834,610.83
ii.  Acquisition Fund                                                 $517,791,846.00             $    246,697.93
iii. Capitalized Interest Fund                                        $ 19,000,000.00             $ 19,000,000.00
iv.  Remarketing Fee Fund                                             $             -             $             -
v.   Supplemental Interest Fund                                       $             -             $             -
vi.  Accumulation Fund                                                $             -             $             -

(* FOR FURTHER INFORMATION REGARDING FUND DETAIL, SEE

SECTION VII - P, "COLLECTION FUND RECONCILIATION".)
------------------------------------------------------------------------------------------------------------------
TOTAL FUND BALANCES                                                  $ 541,710,508.00             $ 54,996,904.26
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IV.  TRANSACTIONS FOR THE TIME PERIOD  02/01/2006 - 04/30/2006
--------------------------------------------------------------------------------

   A.  STUDENT LOAN PRINCIPAL COLLECTION ACTIVITY
       i.     Regular Principal Collections                    $   9,463,746.31
       ii.    Principal Collections from Guarantor                   369,783.87
       iii.   Principal Repurchases/Reimbursements by Servicer                -
       iv.    Principal Repurchases/Reimbursements by Seller                  -
       v.     Paydown due to Loan Consolidation                   11,948,622.63
       vi.    Principal Write-Offs Reimbursed to the Trust             1,385.15
       vii.   Other System Adjustments                                        -
                                                                ---------------
       viii.  TOTAL PRINCIPAL COLLECTIONS                      $  21,783,537.96

   B.  STUDENT LOAN NON-CASH PRINCIPAL ACTIVITY
       i.     Principal Realized Losses - Claim Write-Offs     $              -
       ii.    Principal Realized Losses - Other                               -
       iii.   Other Adjustments                                      (25,968.24)
       iv.    Capitalized Interest                                (1,617,496.57)
                                                                  -------------
       v.     TOTAL NON-CASH PRINCIPAL ACTIVITY                $  (1,643,464.81)

   C.  STUDENT LOAN PRINCIPAL ADDITIONS
       i.     New Loan Additions                               $(508,361,723.62)
       ii.    Add-On Consolidation Loan Additions                (23,712,523.72)
                                                               ----------------
       iii.   TOTAL PRINCIPAL ADDITIONS                        $(532,074,247.34)

       -------------------------------------------------------------------------
   D.  TOTAL STUDENT LOAN PRINCIPAL ACTIVITY
       (Aviii + Bv + Ciii)                                     $(511,934,174.19)
       -------------------------------------------------------------------------

   E.  STUDENT LOAN INTEREST ACTIVITY
       i.     Regular Interest Collections                     $   8,841,178.57
       ii.    Interest Collections from Guarantor                      7,852.37
       iii.   Late Fees                                               45,760.75
       iv.    Interest Repurchases/Reimbursements by Servicer                 -
       v.     Interest Repurchases/Reimbursements by Seller                   -
       vi.    Interest due to Loan Consolidation                      58,825.46
       vii.   Interest Write-Offs Reimbursed to the Trust                 64.01
       viii.  Other System Adjustments                                        -
       ix.    Special Allowance Payments                           8,398,710.23
       x.     Interest Benefit Payments                            1,163,028.17
                                                                  -------------
       xi.    TOTAL INTEREST COLLECTIONS                       $  18,515,419.56

   F.  STUDENT LOAN NON-CASH INTEREST ACTIVITY
       i.     Interest Losses - Claim Write-offs               $              -
       ii.    Interest Losses - Other                                         -
       iii.   Other Adjustments                                           (4.17)
       iv.    Capitalized Interest                                 1,617,496.57
                                                                ---------------
       v.     TOTAL NON-CASH INTEREST ADJUSTMENTS              $   1,617,492.40

   G.  STUDENT LOAN INTEREST ADDITIONS
       i.     New Loan Additions                               $  (1,561,725.07)
       ii.    Add-On Consolidation Loan Additions                             -
                                                                ---------------
       iii.   TOTAL INTEREST ADDITIONS                         $  (1,561,725.07)

       ------------------------------------------------------------------------
   H.  TOTAL STUDENT LOAN INTEREST ACTIVITY (Exi + Fv + Giii)  $  18,571,186.89
       ------------------------------------------------------------------------

   I.  DEFAULTS PAID THIS QUARTER  (Aii + Eii)                 $     377,636.24
   J.  CUMULATIVE DEFAULTS PAID TO DATE                        $     377,636.24

   K.  Interest Capitalized into Principal During
       Collection Period (Biv)                                 $  (1,617,496.57)
   L.  Collection Period Accrual - Interest to be
       Capitalized (III - Aii)                  04/30/06          (5,176,024.81)
                                                01/31/06           1,790,561.97
                                                                ----------------
       Increase/Decrease between interest to be capitalized
       as of 01/31/06 and 04/30/06                             $  (5,002,959.41)

--------------------------------------------------------------------------------
V.  CASH RECEIPTS FOR THE TIME 02/01/2006 - 04/30/2006
--------------------------------------------------------------------------------

   A.  PRINCIPAL COLLECTIONS
       i.     Principal Payments Received - Cash               $   9,834,915.33
       ii.    Principal Received from Loans Consolidated          11,948,622.63
       iii.   Principal Payments Received - Servicer
              Repurchases/Reimbursements                                      -
       iv.    Principal Payments Received - Seller
              Repurchases/Reimbursements                                      -
                                                                 --------------
       v.     TOTAL PRINCIPAL COLLECTIONS                      $  21,783,537.96

   B.  INTEREST COLLECTIONS
       i.     Interest Payments Received - Cash                $   8,849,094.95
       ii.    Interest Received from Loans Consolidated               58,825.46
       iii.   Interest Payments Received - Special
              Allowance and Interest Benefit Payments              9,561,738.40
       iv.    Interest Payments Received - Servicer
              Repurchases/Reimbursements                                      -
       v.     Interest Payments Received - Seller
              Repurchases/Reimbursements                                      -
       vi.    Late Fee Activity                                       45,760.75
                                                                 --------------
       vii.   TOTAL INTEREST COLLECTIONS                       $  18,515,419.56

   C.  OTHER REIMBURSEMENTS                                    $     (23,751.55)

   D.  INVESTMENT EARNINGS
       i.     Collection Fund Investment Income                $       5,332.53
       ii.    Reserve Fund Investment Income                                  -
       iii.   Acquisition Fund Investment Income                   2,439,389.96
       iv.    Capitalized Interest Fund Investment Income                     -
       v.     Remarketing Fund Investment Income                              -
       vi.    Supplemental Interest Fund Investment Income                    -
       vii.   Accumulation Fund Investment Income                             -
                                                                   -------------
       viii.  TOTAL INVESTMENT INCOME                          $   2,444,722.49

   -----------------------------------------------------------------------------
   E.  TOTAL CASH RECEIPTS DURING COLLECTION PERIOD            $  42,719,928.46
   -----------------------------------------------------------------------------


--------------------------------------------------------------------------------
VI.  PAYMENT HISTORY AND CPRS
--------------------------------------------------------------------------------

       DISTRIBUTION      ADJUSTED      CURRENT QUARTER  CUMULATIVE  PREPAYMENT
           DATE         POOL BALANCE         CPR            CPR       VOLUME
       ------------- ----------------- --------------- ----------- -------------
       05/23/2006 *  $1,990,153,797.20      5.11%        5.11%    $19,669,735.00


      * SEE SECTION XVII - ITEMS TO NOTE

--------------------------------------------------------------------------------
VII.  CASH PAYMENT DETAIL AND
      AVAILABLE FUNDS FOR THE TIME PERIOD        02/01/2006 - 04/30/2006
--------------------------------------------------------------------------------

   -----------------------------------------------------------------------------
   FUNDS PREVIOUSLY REMITTED:  COLLECTION FUND
   -----------------------------------------------------------------------------

   A.    Servicing Fees                                          $ 1,423,698.07

   B.    Trustee Fees                                            $            -

   C.    Delaware Trustee Fees                                   $            -

   D.    Remarketing Fee Fund - Quarterly Funding Amount         $            -

   E.    Administration Fees                                     $            -

   F.    Interest Payments on Notes                              $            -

   G.    Derivative Payments                                     $            -

   H.    Unpaid Interest Accrued to Sponsor                      $            -

   I.    Principal Payments on Notes                             $            -

   J.    Consolidation Loan Rebate Fees                          $ 2,858,902.42

   K.    Add-On Consolidation
         Loan Purchases

                         Principal       Interest
                       $7,602,717.14   $        -                $ 7,602,717.14


   -----------------------------------------------------------------------------
   FUNDS PREVIOUSLY REMITTED:  ACQUISITION FUND
   -----------------------------------------------------------------------------

   L. New Loan Purchases

                       Principal        Interest      Premium
                    $1,448,881,404.77  $5,407,087.23  $    -  $1,454,288,492.00

   -----------------------------------------------------------------------------
   FUNDS PREVIOUSLY REMITTED:  ACQUISITION FUND - PREFUNDING ACCOUNT
   -----------------------------------------------------------------------------

   M. New Loan Purchases

                      Principal        Interest      Premium
                    $508,361,723.62   $1,561,725.07   $   -   $  509,923,448.69

   N. Add-On Consolidation
      Loan Purchases
                      Principal        Interest
                    $  6,622,799.38 $           -             $    6,622,799.38

   -----------------------------------------------------------------------------
   FUNDS PREVIOUSLY REMITTED:  ACQUISITION FUND - COST OF ISSUANCE ACCOUNT
   -----------------------------------------------------------------------------

   O. Cost of Issuance Disbursements                          $      998,900.00

   -----------------------------------------------------------------------------
   P.  COLLECTION FUND RECONCILIATION
   -----------------------------------------------------------------------------
     i.  Beginning Balance:                           02/21/2006               $             -
    ii.  Principal Paid During Collection Period  (I)                                        -
   iii.  Interest Paid During Collection Period  (F)                                         -
    iv.  Deposits During Collection Period  (V - A-v + B-vii + C)                40,275,205.97
     v.  Payments out During Collection Period (A+ B+ C+ D+ E+ G+ H+ J+ K)      (11,885,317.63)
    vi.  Total Investment Income Received for Quarter (V - D-viii)                2,444,722.49
   vii.  Funds transferred from the Prefunding Account                                       -
  viii.  Funds transferred from the Remarketing Fee Fund                                     -
    ix.  Payments received under the Derivative Products
         from the Counterparties                -
     x.  Consolidation Rebate Fees Due for the Month                             (1,725,516.16)
    xi.  Funds Available for Distribution                                      $ 29,109,094.67

-----------------------------------------------------------------------------------------------------------------
VIII.  WATERFALL FOR DISTRIBUTION
-----------------------------------------------------------------------------------------------------------------
                                                                                                    Remaining
                                                                                                   Funds Balance
                                                                                                  -------------
A.     Total Available Funds for Distribution (VII - P-xi)                     $ 29,109,094.67   $ 29,109,094.67

B. To pay to the Master Servicer, the Trustee and the Delaware Trustee, pro rata, based on amounts owed to each such party, without preference or priority of any kind, the

       Servicing Fee (to the extent remaining unpaid following the
       Monthly Servicing Payment Date) - Current Month                         $    783,653.00   $ 28,325,441.67
       Trustee Fee - Current Quarter                                           $     49,863.01   $ 28,275,578.66
       Delaware Trustee Fee - Current Year                                     $      2,500.00   $ 28,273,078.66

       respectively, due on such Quarterly Distribution Date, in each case, together with such fees remaining unpaid from prior Quarterly
       Distribution Dates (and, in the case of the Servicing Fees, prior
       Monthly Servicing Payment Dates);

C.     To make a deposit to the Remarketing Fee Fund, the Quarterly
       Funding Amount due on such Quarterly Distribution Date;                 $             -   $ 28,273,078.66

D.     To pay to the Administrator, the Administration Fee due on such
       Quarterly Distribution Date - Current Quarter                           $    783,399.31   $ 27,489,679.35
       and all unpaid Administration Fees from prior Quarterly
       Distribution Dates;                                                     $             -   $ 27,489,679.35

E.     To (A) pay to the Class A Noteholders of each Class, the portion of the Class A Noteholders' Interest Distribution Amount payable to such Class on such Quarterly Distribution Date (other than to the
       Noteholders of the Reset Rate Notes if a Currency Swap Agreement
       with respect to interest payments to be made to the Noteholders of the Reset Rate Notes is then in effect)
       i.    Class A-1                                                         $  1,525,629.41   $ 25,964,049.94
       ii.   Class A-2                                                         $  4,231,034.50   $ 21,733,015.44
       iii.  Class A-3                                                         $  2,688,354.50   $ 19,044,660.94
       iv.   Class A-4                                                         $  4,338,684.17   $ 14,705,976.77
       v.    Class A-5                                                         $  4,800,824.05   $  9,905,152.72
       vi.   Class A-6                                                         $             -   $  9,905,152.72
                                                                               ---------------- ----------------
       vii.  Total Class A Noteholders' LIBOR-based Interest Distribution      $ 17,584,526.63

       and (B) to pay the Counterparty under a Derivative Product
       (including any Currency Swap Agreement with respect to the Reset
       Rate Notes), any Issuer Derivative Payments owed to such
       Counterparty on such Quarterly Distribution Date (excluding
       Termination Payments other than Priority Termination Payments), pro rata, based on amounts owed to each such party, without preference or priority of any kind;

F.     To pay to the Class B Noteholders, the portion of the Class B
       Noteholders' Interest Distribution Amount payable on such Quarterly
       Distribution Date, pro rata, based on amounts owed to each such party,
       without preference or priority of any kind;                              $   757,170.00    $ 2,995,586.47

G.     To the Depositor, an amount equal to the unpaid interest accrued on the
       Financed Eligible Loans subsequent to the Cutoff Date but prior to the
       Date of Issuance, until such amount has been paid in full;               $            -    $ 2,995,586.47

H.     To the Class A Noteholders, the Class A Principal Distribution Amount in
       the following order:
       i.    to pay to the Class A-1 Noteholders until the Class A-1 Notes have
             been paid in full;                                                 $ 2,995,586.47    $           -
       ii.   to pay to the Class A-2 Noteholders until the Class A-2 Notes have
             been paid in full;                                                 $            -    $           -
       iii.  to pay to the Class A-3 Noteholders until the Class A-3 Notes have
             been paid in full;                                                 $            -    $           -
       iv.   to pay to the Class A-4 Noteholders until the Class A-4 Notes have
             been paid in full;                                                 $            -    $           -
       v.    to pay to the Class A-5 Noteholders until the Class A-5 Notes have
             been paid in full;                                                 $            -    $           -
       vi.   to pay to the Class A-6 Noteholders until the Class A-6 Notes have
             been paid in full; *                                               $            -    $           -
                                                                                --------------
       vii.  Total Class A Noteholders' Principal Distribution                  $ 2,995,586.47

       *Provided, however, (I) if the Class A-6 Notes are then denominated in U.S. Dollars and are then structured not to receive a payment of principal until the end of the related Reset Period, principal payments will be allocated to the Class A-6 Accumulation Account, until amounts on deposit therein are sufficient to reduce the Outstanding Amount of the Class A-6 Notes to zero, and (II) if the Class A-6 Notes are in a Foreign Exchange Mode, such principal payments either (x) will be made to the related Currency Swap
       Counterparty or Counterparties or (y) if the Class A-6 Notes are then structured not to receive a payment of principal until the end of the related Reset Period, such payments will be allocated to the Class A-6 Accumulation Account, until the U.S. Dollar Equivalent
       Principal Amount of such Class A-6 Notes has been distributed to the related Currency Swap Counterparty or Counterparties or allocated to the Class A-6 Accumulation Account; and provided further that for purposes of this clause (vi), the Outstanding Amount of the Class
       A-6 Notes will be deemed to have been reduced by any amounts (less any investment earnings) on deposit in the Class A-6 Accumulation
       Account;

I.     On each Quarterly Distribution Date to transfer to the Supplemental
       Interest Fund, an amount equal to the Supplemental Interest Deposit
       Amount;                                                                  $            -    $            -

J.     On and after the Stepdown Date, and provided that no Trigger Event is in effect on such Quarterly Distribution Date, to the Class B
       Noteholders, the Class B Principal Distribution Amount;
       (see Section XV - A for further detail)                                  $            -    $            -

K.     To deposit to the Reserve Fund, the amount, if any, necessary to reinstate the balance of the Reserve Fund up to the Specified
       Reserve Fund Balance;                                                    $            -    $            -

L.     To pay to the Master Servicer, the aggregate unpaid amount of any
       Carry-over Servicing Fee, if any;                                        $            -    $            -

M.     To pay to the Counterparties, pro rata, without preference or priority of any kind, any accrued and unpaid Termination
       Payments due to each such Counterparty under the applicable
       Derivative product;                                                      $            -    $            -

N.     To the Administrator to reimburse it for any payments made by it
       to the Remarketing Agents pursuant to the Remarketing Agreement;         $            -    $            -


--------------------------------------------------------------------------------
VIII.  WATERFALL FOR DISTRIBUTION (CONTINUED)
--------------------------------------------------------------------------------

O.     In the event the Financed Eligible Loans are not sold pursuant to the optional purchase or mandatory auction provisions, to pay as an accelerated payment of principal balance of the Class A-1 Notes, the
       Class A-2 Notes, the Class A-3 Notes, the Class A-4 Notes, the Class
       A-5 Notes, the Class A-6 Notes and the Class B Notes then
       Outstanding, to the Noteholders in the same order and priority as is set forth in VIII - H and - J above, until the principal amount of the Notes is paid in full;
       i.    Class A-1                                                          $             -    $            -
       ii.   Class A-2                                                          $             -    $            -
       iii.  Class A-3                                                          $             -    $            -
       iv.   Class A-4                                                          $             -    $            -
       v.    Class A-5                                                          $             -    $            -
       vi.   Class A-6                                                          $             -    $            -
       vii.  Class B                                                            $             -    $            -

P.     And, subject to remaining provisions, to pay to the Depositor
       any remaining funds.                                                     $             -    $            -

--------------------------------------------------------------------------------
IX.  CURRENCY EXCHANGE SWAPS
--------------------------------------------------------------------------------
                                               ---------------------
                                                A-6 SWAP CALCULATION
                                               ---------------------
A.     NELNET STUDENT LOAN TRUST PAYS:
        i. Notional Swap Amount (USD)             $ 500,000,000.00
       ii. LIBOR Floating Rate                             4.77233%
      iii. LIBOR Spread                                    0.09550%
                                                  ----------------
       iv. Pay Rate                                        4.86783%
        v. Days in Period
           02/21/06 - 05/22/06                                  91
                                                  ----------------
       vi. Gross Swap Payment Due to Counterparty $   6,152,396.25
                                                  ----------------

B.     DEUTSCHE BANK AG, NY PAYS:
        i. Notional Swap Amount (EUR)        (euro) 420,521,000.00
       ii. EURIBOR Floating Rate                           2.60520%
      iii. EURIBOR Spread                                  0.11000%
                                                          --------
       iv. Pay Rate                                        2.71520%
        v. Days in Period
           02/21/06 - 05/22/06                                  91
                                                     -------------
       vi. Gross Swap Receipt Due to Paying
           Agent                               (euro) 2,886,213.18
                                                     -------------

------------------------------------------------------------------------------------------------------------------------------------
X.  DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
      ------------------------------------------------------------------------------------------------------------------------------
A.    DISTRIBUTION AMOUNTS      CLASS A-1    CLASS A-2      CLASS A-3     CLASS A-4      CLASS A-5        CLASS A-6     CLASS B
      ------------------------------------------------------------------------------------------------------------------------------
      i.    Quarterly Interest
            Due                $1,525,629.41 $4,231,034.50 $2,688,354.50 $4,338,684.17 $4,800,824.05 (euro) 2,886,213.18 $757,170.00
      ii.   Quarterly Interest
            Paid                1,525,629.41  4,231,034.50  2,688,354.50  4,338,684.17  4,800,824.05        2,886,213.18  757,170.00
                             ------------------------------------------------------------------------------------------------------
     iii.   INTEREST SHORTFALL $           - $           - $           - $           - $           - (euro)            - $         -

      iv.   Interest Carryover
            Due                $           - $           - $           - $           - $           - (euro)            - $         -
      v.    Interest Carryover
            Paid                           -             -             -             -             -                   -           -
                                ----------------------------------------------------------------------------------------------------
      vi.   INTEREST CARRYOVER $           - $           - $           - $           - $           - (euro)            - $         -

      vii.  Quarterly Principal
            Paid               $2,998,652.97 $           - $           - $           - $           - (euro)            - $         -

     viii.  TOTAL DISTRIBUTION
            AMOUNT             $4,524,282.38 $4,231,034.50 $2,688,354.50 $4,338,684.17 $4,800,824.05 (euro) 2,886,213.18 $757,170.00

      ------------------------------------------------------------------------------------------------------------------------------

       -------------------------------------------------------------------------
B.     PRINCIPAL DISTRIBUTION AMOUNT RECONCILIATION
       -------------------------------------------------------------------------

        i.  Aggregate Outstanding Amount of Notes
            as of 02/21/06                                   $ 2,000,000,000.00
       ii.  Adjusted Pool Balance as of   04/30/06             1,990,153,797.20
                                                               ----------------
      iii.  Excess                                                 9,846,202.80
       iv.  Principal Shortfall for preceding Distribution Date               -
        v.  Amount Due on a Note Final Maturity Date                          -
                                                               -----------------
       vi.  Total Principal Distribution Amount as defined
            by Indenture                                           9,846,202.80
      vii.  Actual Principal Distribution Amount based on
            funds held in Collection Fund                          2,995,586.47
                                                                  -------------
     viii.  Principal Distribution Amount Shortfall                6,850,616.33
       ix.  SENIOR NOTEHOLDERS' PRINCIPAL DISTRIBUTION AMOUNT $    2,995,586.47

       PRINCIPAL DISTRIBUTION FROM RESERVE FUND EXCESS (D-v)           3,066.50
                                                                ---------------

       TOTAL PRINCIPAL DISTRIBUTION AMOUNT PAID               $    2,998,652.97
                                                                ================

--------------------------------------------------------------------------------
C.     ADDITIONAL PRINCIPAL PAID
--------------------------------------------------------------------------------
       i.   Notes Outstanding Principal Balance
                Outstanding Principal Balance of LIBOR Notes $1,500,000,000.00 Outstanding Principal Balance
                of EURIBOR Notes
               ((euro)420,521,000 x 1.18900126271)            $  500,000,000.00
       ii.  Less: Principal Distribution Amount                    2,998,652.97
                                                                ---------------
      iii.  Basis for Parity Calculation       05/23/06        1,997,001,347.03
      iv.   Adjusted Pool Balance
                Student Loan Principal Balance                 1,960,815,578.96
                Interest Expected to be Capitalized                5,176,024.81
                Moneys on deposit in the Acquisition Fund            246,697.93
                Reserve Fund Balance                               4,915,595.50
                Capitalized Interest Fund Balance                 19,000,000.00
       v.   Other Accrued Interest                                 5,299,249.57
      vi.   Less: Accumulation Fund                                           -
                                                              ------------------
      vii.  Total Assets for Parity Ratio      04/30/06       $ 1,995,453,146.77
     viii.  Parity %                                                      99.92%
APPLY EXCESS RESERVE TO UNPAID PRINCIPAL OF NOTES                           YES

--------------------------------------------------------------------------------
RESERVE FUND RECONCILIATION
--------------------------------------------------------------------------------
       i.   Beginning of Period Balance 02/21/06                $  4,918,662.00
      ii.   Deposits from Excess Funds Remaining after
            Distribution Waterfall                                            -
                                                                 --------------
     iii.   Total Reserve Fund Balance Available                   4,918,662.00
     iv.    Required Reserve Fund Balance                          4,915,595.50
                                                                 --------------
      v.    Excess Reserve - Apply to Unpaid Principal                 3,066.50
      vi.   Ending Reserve Fund Balance  04/30/2006             $  4,915,595.50

      --------------------------------------------------------------------------
E.    NOTE BALANCES                    02/21/2006   PAYDOWN FACTORS  05/23/2006
      --------------------------------------------------------------------------
        i.  Total Note Factor         1.0000000000  0.0014993265  0.9985006735

       ii.  A-1 Note Balance       $ 127,000,000.00            $ 124,001,347.03
            A-1 Note Pool Factor      1.0000000000  0.0236114407  0.9763885593

       iii. A-2 Note Balance       $ 350,000,000.00            $ 350,000,000.00
            A-2 Note Pool Factor      1.0000000000  0.0000000000  1.0000000000

       iv.  A-3 Note Balance       $ 221,000,000.00            $ 221,000,000.00
            A-3 Note Pool Factor      1.0000000000  0.0000000000  1.0000000000

       v.   A-4 Note Balance       $ 353,000,000.00            $ 353,000,000.00
            A-4 Note Pool Factor      1.0000000000  0.0000000000  1.0000000000

       vi.  A-5 Note Balance       $ 389,000,000.00            $ 389,000,000.00
            A-5 Note Pool Factor      1.0000000000  0.0000000000  1.0000000000

       vii. A-6 Note Balance  (euro) 420,521,000.00       (euro) 420,521,000.00
            A-6 Note Pool Factor       1.0000000000 0.0000000000 1.0000000000

       viii.B Note Balance          $ 60,000,000.00             $ 60,000,000.00
            B Note Pool Factor         1.0000000000  0.0000000000  1.0000000000


------------------------------------------------------------------------------------------------------------------------------------
XI.    PORTFOLIO CHARACTERISTICS
------------------------------------------------------------------------------------------------------------------------------------

                  ------------------------------------------------------------------------------------------------------------------
                                                                   Weighted Average
                     Weighted Average Coupon  Number of Loans      Remaining Months           Principal Amount           %
------------------------------------------------------------------------------------------------------------------------------------
STATUS               01/31/2006 04/30/2006 01/31/2006 04/30/2006  01/31/2006 04/30/2006  01/31/2006 04/30/2006 01/31/2006 04/30/2006
------------------------------------------------------------------------------------------------------------------------------------
INTERIM:
  IN SCHOOL
    Subsidized Loans     0.000%     0.000%        0         0          0       0            $0.00              $0.00   0.00%   0.00%
    Unsubsidized Loans   0.000%     0.000%        0         0          0       0            $0.00              $0.00   0.00%   0.00%
  GRACE
    Subsidized Loans     0.000%     0.000%        0         0          0       0            $0.00              $0.00   0.00%   0.00%
    Unsubsidized Loans   0.000%     0.000%        0         0          0       0            $0.00              $0.00   0.00%   0.00%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INTERIM            0.000%     0.000%        0         0          0       0            $0.00              $0.00   0.00%   0.00%
------------------------------------------------------------------------------------------------------------------------------------
Repayment
  ACTIVE
   0-30 Days Delinquent  4.092%     4.314%  68,775     83,590        259     254 $1,007,341,184.91 $1,199,570,401.66  69.53%  61.18%
  31-60 Days Delinquent  4.421%     4.731%   3,592      3,636        258     254    $50,732,523.62    $49,476,272.38   3.50%   2.52%
  61-90 Days Delinquent  3.908%     4.790%     161      1,503        239     249     $1,811,510.19    $19,332,852.76   0.13%   0.99%
 91-120 Days Delinquent  3.624%     4.615%      30        978        239     254       $397,053.84    $13,100,876.77   0.03%   0.67%
121-150 Days Delinquent  3.398%     4.485%      12        919        234     241       $160,979.54    $11,406,746.65   0.01%   0.58%
151-180 Days Delinquent  4.375%     4.290%       2         49        233     190        $34,093.36       $388,915.74   0.00%   0.02%
181-210 Days Delinquent  3.625%     3.630%       2         14        233     239        $30,548.73       $138,918.93   0.00%   0.01%
211-240 Days Delinquent  0.000%     3.704%       0         11          0     223             $0.00       $132,577.79   0.00%   0.01%
241-270 Days Delinquent  3.720%     4.479%       8          4        206     212        $97,423.78        $40,895.10   0.01%   0.00%
271-300 Days Delinquent  0.000%     3.538%       0          4          0     209             $0.00        $46,818.53   0.00%   0.00%
>300 Days Delinquent     3.785%     0.000%       8          0        235       0       $116,035.71             $0.00   0.01%   0.00%

DEFERMENT
    Subsidized Loans    3.467%     3.739%    8,748     15,058        290     293   $133,594,244.61   $238,990,189.52   9.22%  12.19%
   Unsubsidized Loans   3.409%     3.663%    8,033     14,086        316     317   $152,699,681.42   $276,292,011.10  10.54%  14.09%

FORBEARANCE
  Subsidized Loans      4.213%     4.399%    2,954      3,901        276     288    $49,219,220.77    $71,999,804.83   3.40%   3.67%
   Unsubsidized Loans   4.179%     4.345%    2,871      3,888        296     306    $52,512,028.79    $79,466,473.19   3.62%   4.05%

------------------------------------------------------------------------------------------------------------------------------------
TOTAL REPAYMENT         3.981%     4.174%   95,196    127,641        270     271 $1,448,746,529.27 $1,960,383,754.95  99.99%  99.98%
------------------------------------------------------------------------------------------------------------------------------------
  Claims In Process     3.272%     5.035%        7         34        298     257       $134,875.50       $431,824.01   0.01%   0.02%
  Aged Claims Rejected  0.000%     0.000%        0          0          0       0             $0.00             $0.00   0.00%   0.00%
------------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL             3.981%     4.175%   95,203    127,675        270     271 $1,448,881,404.77 $1,960,815,578.96 100.00% 100.00%
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
XII.    PORTFOLIO CHARACTERISTICS BY SCHOOL AND PROGRAM AS OF 04/30/2006
--------------------------------------------------------------------------------
                                              Number of   Principal
LOAN TYPE             WAC        WARM           Loans      Amount         %
--------------------------------------------------------------------------------
  Stafford - Subsidized   0.000%      0           0             $0.00     0.00%
  Stafford - Unsubsidized 0.000%      0           0             $0.00     0.00%
  PLUS Loans              0.000%      0           0             $0.00     0.00%
                                                                                      ----------------------------------

  SLS Loans               0.000%      0           0             $0.00     0.00%       XIII.  SERVICER TOTALS 04/30/2006
                                                                                      ----------------------------------
                                                                                       $ 1,960,815,878.96  Nelnet, Inc.
  Consolidation Loans     4.175%    271     127,675 $1,960,815,578.96   100.00%       -----------------------------------
--------------------------------------------------------------------------------
  Total                   4.175%    271     127,675 $1,960,815,578.96   100.00%



SCHOOL TYPE
  Consolidation Uncoded*  4.175%    271     127,675 $1,960,815,578.96   100.00%
  Four Year Institution   0.000%      0           0             $0.00     0.00%
  Community/2-Year        0.000%      0           0             $0.00     0.00%
  Vocational/Trade        0.000%      0           0             $0.00     0.00%
  Unknown                 0.000%      0           0             $0.00     0.00%
--------------------------------------------------------------------------------
  Total                   4.175%    271     127,675 $1,960,815,578.96   100.00%

*REFERS TO CONSOLIDATION LOANS FOR WHICH THE SCHOOL TYPE APPLICABLE TO THE LOANS
THE BORROWER CONSOLIDATED IS UNAVAILABLE.


-------------------------------------------------------------------------------------------------------------------
XIV. COLLATERAL TABLES AS OF 04/30/2006
-------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------- -------------------------------------------------------
DISTRIBUTION OF THE STUDENT LOANS BY GEOGRAPHIC LOCATION*     DISTRIBUTION OF THE STUDENT LOANS BY GUARANTEE AGENCY
----------------------------------------------------------- -------------------------------------------------------
                     Number of    Principal   Percent by      Guarantee   Number of     Principal     Percent by
Location               Loans        Balance    Principal       Agency       Loans       Balance        Principal
--------         ------------------------------------------  ------------------------------------------------------
Alabama                    857    $14,545,710.87    0.74%    COAC         102,139  $1,555,022,074.99    79.31%
Alaska                     353     $5,574,604.63    0.28%    NSLP          15,847    $277,898,151.17    14.17%
Alberta, Canada              2        $14,989.66    0.00%    RIHEAA         5,382     $68,930,013.30     3.52%
American Samoa              19       $292,793.36    0.02%    SHESC          1,823     $26,698,527.53     1.36%
Arizona                  2,153    $37,315,428.95    1.90%    OSFA             702      $6,965,478.66     0.36%
Arkansas                   370     $4,856,230.10    0.25%    CSAC             297      $5,186,448.87     0.27%
Armed Forces Atlantic        3        $28,526.21    0.00%    USAF             390      $4,581,903.96     0.23%
Armed Forces Europe         53       $603,085.34    0.03%    TGSLC            205      $3,922,736.80     0.20%
Armed Forces Pacific        16       $211,468.31    0.01%    KHEAA            238      $3,038,844.26     0.16%
British Columbia, Canada     4        $73,062.32    0.00%    ECMC             198      $2,514,234.80     0.13%
California               9,044   $157,568,954.40    8.04%    CSLF              83      $1,959,705.13     0.10%
Colorado                 5,406    $77,157,584.73    3.94%    OGSLP            143      $1,577,309.83     0.08%
Connecticut              1,234    $18,411,118.17    0.94%    ICSAC             82        $760,790.60     0.04%
Delaware                   132     $2,421,660.76    0.12%    ASA               39        $615,540.84     0.03%
District Of Columbia       312     $5,635,006.93    0.29%    SLGFA             35        $481,708.97     0.03%
Florida                 13,366   $232,768,516.10   11.87%    LOSFA             45        $452,436.63     0.02%
Foreign Country             24       $314,949.72    0.02%    GHEAC             11        $123,309.68     0.01%
Georgia                  5,019    $75,113,004.97    3.83%    ISAC               3         $50,497.87     0.00%
Guam                       103     $1,277,932.97    0.07%    FAME              13         $35,865.07     0.00%
Hawaii                     831    $11,672,244.23    0.60%    ----------------------------------------------------
Idaho                      437     $5,562,971.45    0.28%    Total        127,675  $1,960,815,578.96   100.00%
Illinois                 5,527    $79,935,356.80    4.08%    ----------------------------------------------------
Indiana                  5,440    $71,687,738.02    3.66%
Iowa                     1,118    $15,935,297.48    0.81%
Kansas                   1,796    $33,455,392.99    1.71%
Kentucky                 1,940    $25,517,620.60    1.30%
Louisiana                  752    $12,274,166.29    0.63%   ----------------------------------------------------
Maine                    2,945    $38,255,387.90    1.95%   DISTRIBUTION OF THE STUDENT LOANS BY # OF MONTHS
Manitoba                     2        $20,268.56    0.00%        REMAINING UNTIL SCHEDULED MATURITY
Maryland                 1,535    $24,741,505.31    1.26%   ----------------------------------------------------
Massachusetts            3,275    $47,262,030.91    2.41%   Number of     Number of    Principal    Percent by
Michigan                 6,627    $96,841,062.18    4.94%     Months        Loans       Balance      Principal
Minnesota                1,818    $23,836,510.26    1.22%   ----------------------------------------------------
Mississippi                225     $3,492,237.36    0.18%     0 to  23          3          $3,689.18     0.00%
Missouri                 2,640    $52,945,215.86    2.70%    24 to  35          2          $4,033.73     0.00%
Montana                    185     $2,570,523.45    0.13%    48 to  59          1             $82.82     0.00%
Nebraska                 5,950    $84,862,265.04    4.33%    72 to  83        125        $420,326.39     0.02%
Nevada                     906    $17,510,952.81    0.89%    84 to  95        142        $397,509.25     0.02%
New Hampshire              557     $8,354,607.57    0.43%    96 to 107        108        $501,653.18     0.03%
New Jersey               2,479    $33,355,359.70    1.70%   108 to 119        806      $2,887,197.60     0.15%
New Mexico                 457     $7,379,058.07    0.38%   120 to 131        318      $1,171,885.24     0.06%
New York                11,625   $165,315,341.50    8.43%   132 to 143      8,240     $44,237,413.95     2.26%
North Carolina           1,412    $21,968,278.25    1.12%   144 to 155      1,632      $8,804,515.40     0.45%
North Dakota               150     $1,905,267.83    0.10%   156 to 167      1,435      $9,704,293.66     0.50%
Northern Mariana Islands     5       $113,167.45    0.01%   168 to 179     35,009    $302,118,856.78    15.41%
Ohio                     3,526    $57,100,303.85    2.91%   180 to 191      7,679     $63,514,698.83     3.24%
Oklahoma                 2,780    $40,458,706.41    2.06%   192 to 203      3,548     $29,443,401.84     1.50%
Ontario, Canada              4        $79,713.94    0.00%   204 to 215      1,506     $12,471,218.67     0.64%
Oregon                   1,391    $21,675,784.11    1.11%   216 to 227      1,403     $15,060,537.77     0.77%
Pennsylvania             3,104    $50,897,116.10    2.60%   228 to 239     26,895    $386,374,386.86    19.71%
Puerto Rico                247    $3,956,190.10     0.20%   240 to 251      7,706    $107,917,416.93     5.50%
Rhode Island             1,986    $26,514,950.12    1.35%   252 to 263      2,951     $40,131,239.23     2.05%
South Carolina             861    $12,915,868.76    0.66%   264 to 275      1,327     $17,606,408.96     0.90%
South Dakota               184     $2,535,549.32    0.13%   276 to 287        859     $12,971,476.77     0.66%
Tennessee                  872    $13,370,975.60    0.68%   288 to 299      8,608    $207,565,219.34    10.59%
Texas                    6,672   $108,850,509.75    5.55%   300 to 311      3,453     $80,049,621.22     4.08%
Unknown                     71     $1,228,714.62    0.06%   312 to 323      1,180     $27,693,766.24     1.41%
Utah                       654    $10,450,141.50    0.53%   324 to 335        555     $12,305,349.75     0.63%
Vermont                    148     $2,069,308.36    0.11%   336 to 347        309      $8,169,342.04     0.42%
Virgin Islands              46       $698,082.28    0.04%   348 to 360      6,192    $290,601,761.26    14.82%
Virginia                 2,394    $35,146,506.35    1.79%   361 or Greater  5,683    $278,688,276.07    14.21%
Washington               1,487    $23,098,207.54    1.18%   ---------------------------------------------------
West Virginia              242     $3,036,833.92    0.16%   Total         127,675  $1,960,815,578.96   100.00%
Wisconsin                1,745    $23,516,305.92    1.20%   ---------------------------------------------------
Wyoming                    157     $2,261,354.04    0.12%
                 ----------------------------------------
Total                  127,675 $1,960,815,578.96  100.00%
*BASED ON BILLING ADDRESSES OF BORROWERS SHOWN ON
 SERVICER'S RECORDS                                          ------------------------------------------------------------
                                                             DISTRIBUTION OF THE STUDENT LOANS BY BORROWER PAYMENT STATUS
                                                             ------------------------------------------------------------
                                                               Payment        Number of       Principal      Percent by
                                                                Status          Loans           Balance       Principal
                                                             -------------- ------------- ---------------- --------------
                                                              Repayment:
                                                               Year 1            122,887 $1,900,395,899.28    96.92%
                                                               Year 2              2,563    $33,545,316.43     1.71%
                                                               Year 3                663     $6,666,536.49     0.34%
                                                               Year 4 or Greater   1,562    $20,207,826.76     1.03%
                                                                                 ----------------------------------------
                                                               Total             127,675 $1,960,815,578.96   100.00%


----------------------------------------------------------------------------------------------------------------------------------
XIV. COLLATERAL TABLE AS OF 04/30/2006   (CONTINUED FROM PREVIOUS PAGE)
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------  --------------------------------------------------------
DISTRIBUTION OF THE STUDENT LOANS BY RANGE OF PRINCIPAL BALANCE          DISTRIBUTION OF THE STUDENT LOANS BY INTEREST RATE
-----------------------------------------------------------------------  --------------------------------------------------------
                                          Principal          Percent by                                  Principal   Percent by
Principal balance      Number of Loans     Balance           Principal   Interest Rate Number of Loans    Balance    Principal
-----------------------------------------------------------------------  -------------  -------------- -------------- -----------
  $499.99 Or Less              869         $258,603.14         0.01%     2.50% to 2.99%     31,291    $533,235,146.23    27.20%
  $500.00 to   $999.99       1,423       $1,075,794.49         0.06%     3.00% to 3.49%     16,825    $283,106,512.27    14.44%
 $1,000.00 to  $1,999.99     3,604       $5,529,516.07         0.28%     3.50% to 3.99%      8,751    $136,527,648.22     6.96%
 $2,000.00 to  $2,999.99     4,805      $12,135,550.72         0.62%     4.00% to 4.49%      7,544    $125,527,614.05     6.40%
 $3,000.00 to  $3,999.99     5,233      $18,443,644.25         0.94%     4.50% to 4.99%     22,385    $315,394,398.12    16.09%
 $4,000.00 to  $5,999.99    13,928      $70,093,661.79         3.58%     5.00% to 5.49%     25,826    $311,388,154.86    15.88%
 $6,000.00 to  $7,999.99    12,765      $89,197,950.30         4.55%     5.50% to 5.99%      6,287    $102,013,019.08     5.20%
 $8,000.00 to  $9,999.99    13,407      $119,703,492.00        6.11%     6.00% to 6.49%      6,231    $101,763,246.93     5.19%
$10,000.00 to $14,999.99    25,415      $312,734,618.06       15.95%     6.50% to 6.99%        959     $19,117,916.01     0.98%
$15,000.00 to $19,999.99    18,002      $309,896,387.81       15.80%     7.00% to 7.49%        472     $11,155,664.01     0.57%
$20,000.00 to $24,999.99     9,759      $217,349,606.33       11.09%     7.50% to 7.99%        442      $9,134,586.80     0.47%
$25,000.00 to $29,999.99     5,311      $144,305,156.89        7.36%     8.00% to 8.49%        662     $12,451,672.38     0.64%
$30,000.00 to $34,999.99     3,877      $125,825,809.25        6.42%                     ----------------------------------------
$35,000.00 to $39,999.99     2,314      $86,453,920.20         4.41%     Total             127,675  $1,960,815,578.96   100.00%
$40,000.00 to $44,999.99     1,694      $71,772,517.42         3.66%
$45,000.00 to $49,999.99     1,107      $52,409,455.75         2.67%
$50,000.00 to $54,999.99       823      $43,000,683.29         2.19%
$55,000.00 to $59,999.99       596      $34,199,341.80         1.74%
$60,000.00 to $64,999.99       453      $28,280,719.80         1.44%
$65,000.00 to $69,999.99       414      $27,849,024.77         1.42%
$70,000.00 to $74,999.99       275      $19,890,151.18         1.01%
$75,000.00 to $79,999.99       204      $15,803,037.66         0.81%   DISTRIBUTION OF THE STUDENT LOANS BY SAP INTEREST RATE INDEX
$80,000.00 to $84,999.99       194      $16,007,808.63         0.82%   ------------------------------------------------------------
$85,000.00 to $89,999.99       161      $14,084,504.05         0.72%                     Number of    Principal      Percent by
$90,000.00 and Greater       1,042     $124,514,623.31         6.35%   SAP Interest Rate   Loans         Balance      Principal
---------------------------------------------------------------------  ----------------- ---------- ----------------- ------------
Total                      127,675   $1,960,815,578.96       100.00%   90 Day CP Index    127,661   $1,960,124,184.09    99.97%
---------------------------------------------------------------------  91 Day T-Bill Index     14         $691,394.87     0.04%
                                                                                        -----------------------------------------
                                                                       Total              127,675   $1,960,815,578.96   100.00%
                                                                       -----------------------------------------------------------

                                                                       -----------------------------------------------------------
                                                                       DISTRIBUTION OF THE STUDENT LOANS BY DATE OF DISBURSEMENT
                                                                       ------------------------------------------------------------
                                                                                          Number of     Principal    Percent by
                                                                       Disbursement Date    Loans        Balance       Principal
                                                                       -----------------  --------- ----------------- ------------
                                                                       Post-October 1, 1993 127,675 $1,960,815,578.96    100.00%
                                                                       Pre-October, 1993       0.00             $0.00      0.00%
                                                                       -----------------------------------------------------------
                                                                       Total                127,675 $1,960,815,578.96    100.00%
                                                                       -----------------------------------------------------------

-------------------------------------------------------------------------
DISTRIBUTION OF THE STUDENT LOANS BY NUMBER OF DAYS DELINQUENT
-------------------------------------------------------------------------
Days Delinquent  Number of Loans  Principal Balance  Percent by Principal
---------------  ---------------  ------------------ --------------------
  0 to  30             120,480   $1,865,539,420.06       95.14%
 31 to  60               3,665      $50,148,845.18        2.56%
 61 to  90               1,522      $19,560,223.03        1.00%
 91 to 120                 994      $13,329,127.39        0.68%
121 and Greater          1,014      $12,237,963.30        0.62%
                 --------------------------------------------------------
Total                  127,675   $1,960,815,578.96      100.00%
-------------------------------------------------------------------------

--------------------------------------------------------------------------------
XV.  TRIGGER INFORMATION
--------------------------------------------------------------------------------

A. IF, ON AND AFTER THE STEPDOWN DATE AND PROVIDED NO TRIGGER EVENT IS IN EFFECT ON SUCH QUARTERLY DISTRIBUTION DATE, THEN A PRINCIPAL DISTRIBUTION AMOUNT CAN BE ALLOCATED TO THE CLASS B NOTEHOLDERS.

        Stepdown Date - the earlier to occur of:
        ----------------------------------------
        1.  The Quarterly Distribution Date in February of 2012.
             OR
        2. The first date on which all the Class A Notes are no longer Outstanding.
     i. HAS THE STEPDOWN DATE OCCURRED?                                       NO
            - AND -
        Trigger Event
        -------------
        1.  Are the Class A Notes Outstanding?                         YES
           (if Yes, then continue)
        2   Are there any amounts in the Class A-6 Accum Acct (other
            than Investment earnings)                                   NO
        3.  Does the Outstanding Amount of Notes after distributions exceed the sum of the Pool Balance and the Specified
            Reserve Fund balance?                                      YES
                 OR
        4.  Have loans not been sold pursuant to the Optional Purchase
            or Mandatory Auction provisions of the Indenture?          N/A
            (Optional Purchase and/or Mandatory Auction of Financed
            Eligible Loans can occur only on/after May 2022 or when
            the Pool Balance reaches 10% or less of the Initial Pool
            Balance.)
   ii. IS THE TRIGGER EVENT IN EFFECT?                                       YES
  iii. CAN A PRINCIPAL DISTRIBUTION AMOUNT BE ALLOCATED TO THE CLASS B
       NOTEHOLDERS?                                                           NO

B.      CLASS B PERCENTAGE
        1.   Prior to the Stepdown Date or on any Quarterly
             Distribution Date on which a Trigger Event is in effect,
             the Class B Percentage will be equal to zero;
                   OR
        2.   On and after the Stepdown Date and provided no Trigger
             Event is in effect, the Class B Percentage will be equal
             to a fraction expressed as a percentage, the numerator of
             which is the Outstanding Amount of the Class B Notes and
             the denominator is the aggregate Outstanding Amount of all
             Notes:
    i. CLASS B PERCENTAGE FOR THIS QUARTERLY DISTRIBUTION DATE             0.00%

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
XVI. INTEREST RATES FOR NEXT DISTRIBUTION DATE
--------------------------------------------------------------------------------

----------------------------------------------------------
 CLASS OF NOTES      CUSIP        SPREAD    COUPON RATE
----------------------------------------------------------
   A-1 Notes      64031Q CN 9     -0.02%       5.17375%
   A-2 Notes      64031Q CP 4      0.01%       5.20375%
   A-3 Notes      64031Q CQ 2      0.04%       5.23375%
   A-4 Notes      64031Q CR 0      0.09%       5.28375%
   A-5 Notes      64031Q CS 8      0.11%       5.30375%
   A-6 Notes*         N/A          0.11%         3.006%
    B Notes       64031Q CU 3      0.22%       5.41375%
----------------------------------------------------------

LIBOR RATE FOR ACCRUAL PERIOD       5.19375%
EURIBOR RATE FOR ACCRUAL PERIOD       2.896%
FIRST DATE IN ACCRUAL PERIOD      05/23/2006
LAST DATE IN ACCRUAL PERIOD       08/22/2006
DAYS IN ACCRUAL PERIOD                    92

*THE CLASS A-6 NOTES ARE EURO-DENOMINATED RESET RATE NOTES BASED ON EURIBOR
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
XVII.  ITEMS TO NOTE
--------------------------------------------------------------------------------

* VI - Payment History and CPRs:
     Due to the addition of new loans during the Prefunding Period, fluctuations occur in the static pool balances used in the CPR calculation. Additionally, transactions related to new loans are not captured until the month following such purchase. As a result, we use assumptions to arrive at an estimated CPR calculation

     The Current Quarter and Cumulative CPR percentages listed in Section VI for 05/23/06 have been updated and Prepayment Volume has been added.

 - The Principal Shortfall as of the 05/23/06 Quarterly Distribution Date is $6,850,616.33
--------------------------------------------------------------------------------